Investment Risks - Connors Hedged Equity Fund	Mar. 27, 2026
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As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be complete investment program. The principal risks of an investment in the Fund are generally described below.

Market Risk [Member]
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Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics, or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and/or worldwide, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and with rapidity and therefore adversely affect the Fund.

Equity Securities Risk [Member]
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Equity Securities Risk. The prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Investing in mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Active Management Risk [Member]
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Risk [Text Block]	Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform other funds with similar investment objectives and strategies.
Investment Style And Management Risk [Member]
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Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s asset allocation style may not be implemented successfully, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that depreciate or fail to appreciate as anticipated.

Options Risk [Member]
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Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in the underlying securities. The value of the Fund’s option positions will fluctuate in response to changes in the value of the underlying security or index. Options purchased by the Fund may expire “out of the money” and become worthless. A call option is out of the money if the current price of the underlying security or index is lower than the exercise price. A put option is out of the money if the current price of the underlying security or index is higher than the exercise price. Options can be used in a speculative manner such that the Fund’s ability to utilize options successfully would depend on the ability of the Adviser to correctly predict future price fluctuations, which cannot be assured. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. When the Fund writes covered call options, the premium received for writing the call option generates income to the Fund; however, the Fund’s participation in gains above the sum of the premium and the exercise price of the call are forfeited in return for receiving the call option premium while the Fund retains the risk of a decline in value of the underlying security or index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities or index over time. In addition, the Fund’s ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option. The Fund’s options will also be subject to the risk that exchanges may suspend the trading of options in volatile markets, in which case the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so. There is no guarantee that a market will exist for buying or selling options at the time the Fund wishes to do so. To the extent the Fund writes options on individual securities that it does not hold in its portfolio (i.e., “naked” options), it is subject to the risk that a liquid market for the underlying security may not exist at the time an option is exercised or when the Fund otherwise seeks to close out an option position. Naked call options, in particular, have speculative characteristics and the potential for unlimited loss.

Sector And Focus Risk [Member]
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Sector and Focus Risk. To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. For example, to the extent the Fund’s investment are focused on investments in the technology sector, the Fund will be subject to the risks associated with investments in technology companies.

Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Frequent and active trading may result in higher transaction costs to the Fund, including brokerage commissions, which may lower the Fund’s performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

Money Market Fund Risk [Member]
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Money Market Fund Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank or any government agency. It is possible for the Fund to lose money by investing in money market funds. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments held by the money market fund. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund. These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares.

Risk Lose Money [Member]
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Risk [Text Block]	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.